3. Summary of Significant Accounting Policies (Details - PPE useful lives)	12 Months Ended
Dec. 31, 2019
Plant And Machinery [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	5 or 6.67 years
Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	3 or 5 years
Computers [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	3 or 5 years
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	3 or 5 years
Bitcoin Mining Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	3 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	The shorter of the estimated life or the lease term
PV Solar System [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	17, 20, 25 or 27 years